Organization and Nature of Operations (Details) - Schedule of purchase price of the acquisition - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Consideration:
Fair value of equity received	$ 7,240,222
Liabilities assumed	2,987,152
Loans forgiven	605,311
Total consideration	10,832,685
Goodwill	913,184	$ 913,184
Merger Agreement [Member]
Tangible Assets Acquired:
Net Tangible Assets Acquired	(1,193,499)	(1,193,499)
Licenses and trademarks
Net Intangible Assets Acquired	11,113,000
Patent products
Total Fair Value of Assets Acquired	9,919,501	11,113,000
Consideration:
Fair value of equity received		7,240,222
Liabilities assumed		2,978,152
Loans forgiven		605,311
Goodwill		913,184
Net working capital [Member] | Merger Agreement [Member]
Tangible Assets Acquired:
Net Tangible Assets Acquired	(1,186,622)	(1,186,622)
Right of Use Asset [Member] | Merger Agreement [Member]
Tangible Assets Acquired:
Net Tangible Assets Acquired	40,093	40,093
Lease Liability [Member] | Merger Agreement [Member]
Tangible Assets Acquired:
Net Tangible Assets Acquired	(46,970)	(46,970)
Brain Scientific Trade Name [Member] | Merger Agreement [Member]
Licenses and trademarks
Net Intangible Assets Acquired	133,000
Patent products
Total Fair Value of Assets Acquired		133,000
MemoryMD Trade Name [Member] | Merger Agreement [Member]
Licenses and trademarks
Net Intangible Assets Acquired	504,000
Patent products
Total Fair Value of Assets Acquired		533,000
Neurocap Trade Name [Member] | Merger Agreement [Member]
Licenses and trademarks
Net Intangible Assets Acquired	188,000
Patent products
Total Fair Value of Assets Acquired		188,000
Neuro EEG Trade Name [Member] | Merger Agreement [Member]
Licenses and trademarks
Net Intangible Assets Acquired	11,000
Patent products
Total Fair Value of Assets Acquired		11,000
NeuroEEG Developed Technology [Member] | Merger Agreement [Member]
Licenses and trademarks
Net Intangible Assets Acquired	35,000
Patent products
Total Fair Value of Assets Acquired		35,000
NeuroCap Developed Technology [Member] | Merger Agreement [Member]
Licenses and trademarks
Net Intangible Assets Acquired	$ 10,242,000
NeuroCap Developed Technology [Member] | Merger Agreement [Member] | Merger Agreement [Member]
Patent products
Total Fair Value of Assets Acquired		$ 10,242,000